15880 N. Greenway-Hayden Loop, Ste. 100
Scottsdale, AZ 85260
Tel: (480) 627-2700
Fax: (480) 627-2701

August 16, 2005

VIA EDGAR AND HAND DELIVERY
Mr. Matt Franker
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549

Re:	Allied Waste Industries, Inc. Registration Statement on Form S-4 (File No. 333-126239)
Dear Mr. Franker:
Allied Waste Industries, Inc. (the “Registrant”), is responding to the comments of the Staff of the U.S. Securities and Exchange Commission (the “Commission”) set forth in your letter dated July 22, 2005, with respect to the Registrant’s above-referenced Registration Statement on Form S-4 filed with the Commission on June 29, 2005 (the “Registration Statement”). Earlier today, the Registrant filed via EDGAR Amendment No. 1 to the Registration Statement (“Amendment No. 1”) revised to reflect changes prompted by your comments. Amendment No. 1 contains the various revisions described below. For your convenience, we are delivering a courtesy package, which includes five copies of Amendment No. 1, two of which have been marked to show changes from the Registration Statement.
     The Staff’s comments are set forth below in bold, followed by the Registrant’s responses to each comment.
General
1.	Prior to effectiveness, please provide us with a supplemental letter stating that you are registering the exchange offer in reliance on the staff’s position enunciated in the Exxon Capital Holdings Corporation (May 13, 1988), Shearman & Sterling (July 2, 1993) and Morgan Stanley & Co. Incorporated (June 5, 1991) no-action letters. Also include the supplemental representations from Shearman & Sterling and Morgan Stanley & Co. Incorporated.
Response: Attached as Exhibit A, please find the supplemental letter which was filed with the Commission as correspondence with the Registration Statement on June 29, 2005.

August 16, 2005

2.	Please confirm supplementally that the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to the applicable provisions of Rule 424.
Response: The Registrant confirms that the expiration date will be included in the final prospectus.
Cover Page
3.	As currently represented, the offer could be open for less than twenty full business days to the 5:00 p.m. expiration time instead of an expiration time of midnight on what ultimately may be the twentieth business day following commencement. See Question and Answer 8 in the Exchange Act Release No. 16623 (March 5, 1980). Please confirm that the offer will be open at least through midnight on the twentieth business day.
Response: The Registrant confirms that the offer will be open at least twenty business days.
4.	To the extent additional subsidiaries of the company come into existence and are made guarantors on the exchange notes prior to the expiration of the offering period, we assume you will updated the facing page, the signature pages, and financial statements to reflect the additional guarantors.
Response: The Registrant confirms that should additional subsidiaries of the Registrant come into existence and made guarantors of the exchange notes prior to the expiration of the offering period, the facing pages, the signature pages and the financial statements will be updated accordingly.
5.	Clarify here and throughout the document whether the guarantees by the parent and by your subsidiaries will be full and unconditional
Response: Language has been added to Amendment No. 1 to clarify that the guarantees are full and unconditional.
Disclosure Regarding Forward-Looking Statements, page iii
6.	The safe harbor for forward-looking statements provided in the Private Securities Litigation Reform Act of 1995 does not apply to statements made in connection with a tender offer. See Section 27A(b) (2) (C) of the Securities Act and Section 21E(b)(2)(C) of the Exchange Act. Therefore, please delete the reference to the safe harbor or state explicitly that the safe harbor protections it provides do not apply to statements made in connection with the offer.
Response: The Registrant states explicitly in Amendment No. 1 that the safe harbor protections do not apply to statements made in connection with the exchange offer.
Prospectus Summary, page 1
7.	We note your summary contains a lengthy description of the company’s business strategy and operations. In the summary, you are to carefully consider and identify those aspects of the offering that are the most significant and determine how to best highlight those points in clear, plain language. The summary should not include a lengthy description of the

August 16, 2005

company’s business and business strategy. This detailed information is better suited for the body of the prospectus. If you want to highlight key aspects of your business strategy, consider listing these in a bullet-point format, with one sentence per bullet point. See Item 503(a) of Regulation S-K and part IV.C. of SEC Release No. 33-7497 (Jan. 28, 1998).
Response: The summary has been revised to shorten the description of the Registrant’s business and operations.
The Exchange Offer, page 24
Terms of the Exchange Offer; Acceptance of Tendered Notes, page 25
8.	We note disclosure on page 26 indicating that the exchange agent will return any improperly tendered notes “as promptly as practicable following the expiration of the exchange offer.” Please note that Rule 14e-1(c) requires that you issue the exchange notes or return the initial notes “promptly” upon expiration or termination of the offer, as applicable. Please revise here and throughout the document as necessary.
Response: The references to “as promptly as practicable following the expiration of the exchange offer” have been replaced with “promptly” in Amendment No. 1.
Expiration Date: Extensions; Amendment, page 26
9.	We note your reservation of the right to amend the terms of the offer. Please revise to indicate that, in the event of a material change in the offer, including the waiver of a material condition, you will extend the offer period if necessary so that at least five business days remain in the offer following the notice of the material change.
Response: The amendment provisions have been revised in Amendment No. 1 to indicate that the offer period will be extended for at least five business days after the material change.
10.	We note your statement that you will give oral or written notice of a delay, extension, termination, or amendment to the exchange agent. Rule 14e-1(c) requires that you exchange the notes or return the old notes promptly upon expiration or termination, as applicable. Please revise here and throughout the document, as necessary.
Response: Amendment No. 1 states that the Registrant will exchange the notes promptly upon expiration and will return the old notes promptly upon termination instead of the current language.
11.	Please advise us to how oral notice of any extension is reasonably calculated to reach registered holders of outstanding notes or otherwise satisfies the requirements of Rule 14e-1(d).
Response: The reference to oral notice has been deleted in Amendment No. 1.
12.	You reserve the right to delay acceptance of any tendered notes. Clarify in what circumstances you will delay acceptance and confirm that any such delay will be consistent with Rule 14e-1(c). For example, if you are referring to the right to delay acceptance only due to an extension of the exchange offer, so state.

August 16, 2005

Response: The Registrant only reserves the right to delay acceptance due to the extension of the exchange offer, and this is stated in Amendment No. 1.
Determination of Valid Tenders..., page 28
13.	We note disclosure that you reserve the right to waive defects or irregularities or conditions of the exchange offer as to any particular initial notes. Revise this disclosure to indicate that the extent you waive any condition of the offer, you will waive that condition for all holders of the initial notes. Similarly revise the Letter of Transmittal
Response: In Amendment No. 1 and the Letter of Transmittal, the disclosure regarding waiver of conditions has been revised to indicate that if a condition is waived for one holder, it is waived for all holders.
14.	We note your disclosure on page 28 that your “interpretation of the terms and conditions of the exchange offer will be final and binding on all parties.” In the absence of any objective criteria, such as a standard of reasonableness, satisfaction of the offer conditions in the sole discretion of the bidder is the equivalent of a waiver of the offer condition. Please revise to include the objective standard for the determination of whether a condition has been satisfied that you use elsewhere. Similarly revise the Letter of Transmittal.
Response: The word “reasonable” was inserted before “sole discretion,” and “sole” was deleted.
Certain United States Federal Tax Consequences, page 71
15.	Revise this subheading to clarify that you are discussing all “material,” rather than “certain” or “certain material” tax considerations.
Response: In Amendment No. 1, the subheading “Certain United States Federal Income Tax Consequences” has been changed to “Material United States Federal Income Tax Consequences”.
     We hope the foregoing answers are responsive to your comments and look forward to resolving any outstanding issues as quickly as possible. If you have any questions in connection with our responses to your comments, please feel free to call me at (480) 627-2700.

Truly yours,

Peter S. Hathaway

cc:	Kerri Howard, Allied Waste Industries, Inc. Ian D. Schuman, Latham & Watkins LLP Jason S. Frank, Latham & Watkins LLP

Exhibit A

Allied Waste North America, Inc.
15880 N. Greenway – Hayden Loop
Suite 1000
Scottsdale, Arizona 85260

June 29, 2005

CONFIDENTIAL

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Allied Waste North America, Inc. Registration Statement on Form S-4 with respect to $600,000,000 Principal Amount of 7 1/4% Series B Senior Notes due 2015

Ladies and Gentlemen:

     In connection with the above-referenced Registration Statement (the “Registration Statement”) filed by Allied Waste North America, Inc. (the “Issuer”) relating to a proposed offer (the “Exchange Offer”) by the Issuer to exchange up to $600,000,000 aggregate principal amount of the Issuer’s 7 1/4% Series B Senior Notes due 2015 (the “Exchange Notes”) for up to $600,000,000 aggregate principal amount of the Issuer’s 7 1/4% Series A Senior Notes due 2015 (the “Outstanding Notes”), I am writing to advise you supplementally that:

(i)	the Issuer is registering the Exchange Offer in reliance on the position of the staff of the Commission (the “Staff”) enunciated in Exxon Capital Holdings Corporation (available May 13, 1988), as interpreted in the Commission’s letter to Shearman & Sterling dated July 2, 1993, and Morgan Stanley & Co. Inc. (available June 5, 1991);

(ii)	the Issuer has not entered into any arrangement or understanding with any person to distribute the Exchange Notes and, to the best of the Issuer’s information and belief, each person participating in the Exchange Offer is acquiring the securities in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the securities to be received in the Exchange Offer;

(iii)	the Issuer will make each person participating in the Exchange Offer aware, through the prospectus forming a part of the Registration Statement (the “Prospectus”), that —

(A)	any broker-dealer and any noteholder using the Prospectus to participate in a distribution of the Exchange Notes (x) could not rely on the Staff

U.S. Securities and Exchange Commission

position enunciated in Exxon Capital Holdings Corporation (available May 13, 1988) or similar letters and (y) must comply with the registration and prospectus delivery requirements of the Securities Act of 1933 (the “Securities Act”) in connection with a secondary resale transaction, and

(B)	any broker-dealer who holds Outstanding Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Notes in exchange for such Outstanding Notes pursuant to the Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of such Exchange Notes;

(iv)	the Issuer acknowledges that any secondary resale transaction, as described in clause (iii)(A) above, should be covered by an effective registration statement containing the selling noteholder information required by Item 507 of Regulation S-K;

(v)	the Issuer will include in the transmittal letter to be executed by each tendering noteholder that elects to participate in the Exchange Offer a representation from such tendering noteholder to the Issuer that —

(A)	the Exchange Notes or book-entry interests therein to be acquired by such holder and any beneficial owner(s) of such Outstanding Notes or interests therein (“Beneficial Owner(s)”) in connection with the Exchange Offer are being acquired by such holder and any Beneficial Owner(s) in the ordinary course of business of the holder and any Beneficial Owner(s),

(B)	the holder and each Beneficial Owner are not engaging, do not intend to engage, and have no arrangement or understanding with any person to participate, in the distribution of the Exchange Notes,

(C)	the holder and each Beneficial Owner acknowledge and agree that any person who is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, or is participating in the Exchange Offer for the purpose of distributing the Exchange Notes must comply with the registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction of the Exchange Notes or interests therein acquired by such person and cannot rely on the position of the Staff set forth in certain no-action letters,

(D)	the holder and each Beneficial Owner understands that a secondary resale transaction described in clause (v)(C) above and any resales of the Exchange Notes or interests therein obtained by such holder in exchange for the Outstanding Notes or interests therein originally acquired by such holder directly from the Issuer should be covered by an effective registration statement containing the selling security holder information

U.S. Securities and Exchange Commission

required by Item 507 or Item 508, as applicable, of Regulation S-K of the Commission,

(E)	neither the holder nor any Beneficial Owner(s) is an “affiliate,” as defined in Rule 405 under the Securities Act, of the Issuer, and

(F)	in the event such holder is a broker-dealer (whether or not it is also an “affiliate”) that will receive Exchange Notes for its own account pursuant to the Exchange Offer, the Outstanding Notes tendered in the Exchange Offer were acquired by such broker-dealer as a result of market-making activities or other trading activities, and such holder acknowledges that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of such Exchange Notes; however, by so acknowledging and by delivering a Prospectus, the holder will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act;

(vi)	the Issuer will commence the Exchange Offer when the Registration Statement is declared effective by the Commission;

(vii)	the Exchange Offer will remain in effect for a limited time and, except with respect to broker-dealers who tender in the Exchange Offer for whom the Company will keep the registration statement effective for 135 days, will not require the Issuer to maintain an “evergreen” registration statement; and

(viii)	the Exchange Offer will be conducted by the Issuer in compliance with the Securities Exchange Act of 1934, and any applicable rules and regulations thereunder.

Very truly yours,

ALLIED WASTE NORTH AMERICA, INC.

By:	/s/ Peter S. Hathaway

Name: Peter S. Hathaway Title: Executive Vice President and Chief Financial Officer